Income Taxes (Provision for Income taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)	$ 3,309		$ 4,468		$ 3,964
Deferred Income Tax Expense (Benefit)	(1,313)		(3,321)		(868)
Total	1,996		1,147		3,096
GE
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)	2,110		4,239		2,307
Deferred Income Tax Expense (Benefit)	(476)		(2,571)		(294)
Total	1,634	[1]	1,668	[1]	2,013	[1]	4,839	2,024
GECC
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)	1,199		229		1,657
Deferred Income Tax Expense (Benefit)	(837)		(750)		(574)
Total	$ 362	[1]	$ (521)	[1]	$ 1,083	[1]

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.